SHARE-BASED PAYMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Share shares	Dec. 31, 2019 USD ($) Share shares	Mar. 02, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in a share-based payment arrangement	0	288,000
Share option plan, employment expense (recovery) | $	$ (464)	$ 782
Percentage of shares outstanding to determine number of net options granted			10.00%
Share units purchased and held in trust		540,000
Share units purchased and held in trust, amount | $		$ 6,350
Payments of withholding taxes in cash | $	$ 1,209	$ 3,122
Shares held in trust | shares	195,706	487,314
Restricted share unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted during the year	522,231	392,898
Number of share units outstanding	570,126	496,942
Number of units vested during the year	400,490	497,284
Number of units settled through issuance of shares held in trust | shares	291,608	252,394
Share unit plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share unit plan, compensation cost | $	$ 3,593	$ 4,390